Income Taxes (Tables)	12 Months Ended
Dec. 28, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes
The provision for taxes on income consists of:

(Dollars in Millions)	2014	2013	2012
Currently payable:
U.S. taxes	$2,625	594	2,023
International taxes	1,174	1,653	1,277
Total currently payable	3,799	2,247	3,300
Deferred:
U.S. taxes	(258)	(251)	(120)
International taxes	699	(356)	81
Total deferred	441	(607)	(39)
Provision for taxes on income	$4,240	1,640	3,261

Comparison of income taxes at Statutory rate and Company's effective tax rate
A comparison of income tax expense at the U.S. statutory rate of 35% in 2014, 2013 and 2012, to the Company’s effective tax rate is as follows:

(Dollars in Millions)	2014	2013	2012
U.S.	$8,001	4,261	4,664
International	12,562	11,210	9,111
Earnings before taxes on income:	$20,563	15,471	13,775
Tax rates:
U.S. statutory rate	35.0%	35.0	35.0
International operations excluding Ireland	(7.0)	(10.6)	(9.8)
Ireland and Puerto Rico operations	(6.9)	(9.0)	(3.9)
Research and orphan drug tax credits	(0.3)	(0.8)	—
U.S. state and local	1.0	0.4	1.3
U.S. manufacturing deduction	(0.6)	(0.8)	(0.9)
U.S. tax on international income	1.4	1.7	1.1
U.S. tax benefit on asset/business disposals	(1.9)	(5.1)	—
All other	(0.1)	(0.2)	0.9
Effective tax rate	20.6%	10.6	23.7

Deferred income tax assets and liabilities
Temporary differences and carryforwards for 2014 and 2013 were as follows:

	2014 Deferred Tax			2013 Deferred Tax
(Dollars in Millions)	Asset		Liability	Asset		Liability
Employee related obligations	$3,426			1,908
Stock based compensation	799			1,121
Depreciation			(564)			(772)
Non-deductible intangibles			(6,671)			(6,250)
International R&D capitalized for tax	1,433			1,656
Reserves & liabilities	1,497			1,587
Income reported for tax purposes	1,067			1,043
Net operating loss carryforward international	949			1,090
Miscellaneous international	1,128	(1)	(305)	1,508	(1)	(361)
Miscellaneous U.S.	996			927
Total deferred income taxes	$11,295		(7,540)	10,840		(7,383)

(1) The $1,128 million in 2014 was net of a valuation allowance related to Belgium of $172 million. The $1,508 million in 2013 was net of a valuation allowance related to Belgium of $187 million.

Changes in/activity related to unrecognized tax benefits
The following table summarizes the activity related to unrecognized tax benefits:

(Dollars in Millions)	2014	2013	2012
Beginning of year	$2,729	3,054	2,699
Increases related to current year tax positions	281	643	538
Increases related to prior period tax positions	295	80	57
Decreases related to prior period tax positions	(288)	(574)	(41)
Settlements	(477)	(418)	(120)
Lapse of statute of limitations	(75)	(56)	(79)
End of year	$2,465	2,729	3,054